Related party transactions - Narrative (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 01, 2024	Jan. 01, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Voyage Expense, Related Party Transactions					$ 3,873,000	$ 2,111,000
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%
Commission on gross revenue per charter fixture when included in pools, percent					1.50%
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Term					3 months
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Management Payment Due, Term					3 months
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Reimbursement of expenses					$ 16,857
Other related parties | Prepaid expenses - SCM
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%
Commission on gross revenue per charter fixture when included in pools, percent					1.50%	1.50%
Reimbursement of expenses					$ 1,481
Contract with Related Party, Termination notice, Master Agreement					24 months
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Term					3 months
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Management Payment Due, Term					3 months
Contract With Related Party, Termination Notice Upon Sale Of All Vessels, Management Payment Due, Term					24 months
Other related parties | Geoserve Energy Transport DMCC
Disclosure of transactions between related parties [line items]
Emissions management fees, per vessel			$ 350		$ 350
Emissions management fees, per charter-out vessel			$ 150		$ 150
Emissions management fees, percentage per carbon trade			1.25%		1.25%
Voyage Expense, Related Party Transactions					$ 200,000	$ 200,000
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Increase In Technical Management Fee, Related Party Transactions		$ 12,500
Fixed annual technical management fee		187,500
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Voyage Expense, Related Party Transactions					300,000
Other related parties | Fowe
Disclosure of transactions between related parties [line items]
Voyage Expense, Related Party Transactions					1,100,000
Other related parties | LR2 | Prepaid expenses - SCM
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 285			$ 285		250
Fees charged by pool manager, per vessel, per day when out of pools		285
Other related parties | Handymax and MR | Prepaid expenses - SCM
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 360			$ 360		325
Fees charged by pool manager, per vessel, per day when out of pools		$ 335			$ 335
Other related parties | Handymax and MR | Prepaid expenses - SCM
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools						$ 325